Subsequent Events (Contingencies - Narrative) (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014 Claims	Dec. 31, 2013 Claims	Dec. 31, 2012 Claims	Mar. 31, 2015
Minimum
Subsequent Event [Line Items]
The approximate amount of the aggregate range of reasonably possible losses in excess of amounts accrued for matters as to which an estimate can be made	0
Maximum
Subsequent Event [Line Items]
The approximate amount of the aggregate range of reasonably possible losses in excess of amounts accrued for matters as to which an estimate can be made	390,000,000
C-Mart, Inc. V. Metropolitan Life Insurance Company, Et Al [Member] | Maximum
Subsequent Event [Line Items]
Loss Contingency, Estimate of Possible Loss	23,000,000
Asbestos Related Claims [Member]
Subsequent Event [Line Items]
Asbestos-Related Claims	4,636	5,898	5,303
Subsequent Event [Member] | MetLife Home Loans LLC
Subsequent Event [Line Items]
Litigation Settlement, Amount				(123,500,000)
Subsequent Event [Member] | Minimum
Subsequent Event [Line Items]
The approximate amount of the aggregate range of reasonably possible losses in excess of amounts accrued for matters as to which an estimate can be made				0
Subsequent Event [Member] | Maximum
Subsequent Event [Line Items]
The approximate amount of the aggregate range of reasonably possible losses in excess of amounts accrued for matters as to which an estimate can be made				400,000,000
Subsequent Event [Member] | C-Mart, Inc. V. Metropolitan Life Insurance Company, Et Al [Member]
Subsequent Event [Line Items]
Loss Contingency, Estimate of Possible Loss				$ 23,000,000
Subsequent Event [Member] | Asbestos Related Claims [Member]
Subsequent Event [Line Items]
Asbestos-Related Claims				1,046